Share-Based Compensation - Outstanding Stock Options (Detail) (CNH EIP [Member], USD $)	12 Months Ended
	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Aggregate Intrinsic Value	$ 32,506,998	[1]
Options Exercisable, Aggregate Intrinsic Value	21,000,193	[1]
Range of Exercise Price, $2.92-$5.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum Exercise Price	$ 2.92
Maximum Exercise Price	$ 5.00
Shares Outstanding	495,631
Options Outstanding, Weighted-Average Contractual Life	1 year 1 month 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.92
Options Outstanding, Aggregate Intrinsic Value	4,178,169	[1]
Shares Exercisable	495,631
Options Exercisable, Weighted-Average Contractual Life	1 year 1 month 6 days
Options Exercisable, Weighted-Average Exercise Price	$ 2.92
Options Exercisable, Aggregate Intrinsic Value	4,178,169	[1]
Range of Exercise Price, $5.01-$10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum Exercise Price	$ 5.01
Maximum Exercise Price	$ 10.00
Shares Outstanding	6,522,657
Options Outstanding, Weighted-Average Contractual Life	3 years 4 months 24 days
Options Outstanding, Weighted-Average Exercise Price	$ 8.03
Options Outstanding, Aggregate Intrinsic Value	21,634,112	[1]
Shares Exercisable	3,306,154
Options Exercisable, Weighted-Average Contractual Life	2 years 7 months 6 days
Options Exercisable, Weighted-Average Exercise Price	$ 7.32
Options Exercisable, Aggregate Intrinsic Value	13,335,535	[1]
Range of Exercise Price, $10.01-$15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum Exercise Price	$ 10.01
Maximum Exercise Price	$ 15.00
Shares Outstanding	5,603,457
Options Outstanding, Weighted-Average Contractual Life	3 years 1 month 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 10.16
Options Outstanding, Aggregate Intrinsic Value	6,694,717	[1]
Shares Exercisable	2,929,934
Options Exercisable, Weighted-Average Contractual Life	3 years
Options Exercisable, Weighted-Average Exercise Price	$ 10.16
Options Exercisable, Aggregate Intrinsic Value	$ 3,486,489	[1]

[1]	The difference between the exercise price of share-based compensation and the year-end market price of CNH Industrial common shares of $11.35. No amount is shown for awards with an exercise price that is greater than the year-end market price.